JPMorgan Fundamental Data Science Mid Core ETF
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 95.4%
Aerospace & Defense — 3.5%
Axon Enterprise, Inc. *	41	29,423
HEICO Corp., Class A	232	58,949
Howmet Aerospace, Inc.	516	101,255
L3Harris Technologies, Inc.	70	21,379
Textron, Inc.	395	33,373
		244,379
Automobile Components — 0.4%
Aptiv plc (Jersey) *	295	25,435
Banks — 3.3%
Fifth Third Bancorp	305	13,588
First Citizens BancShares, Inc., Class A	18	32,205
First Horizon Corp.	2,549	57,655
M&T Bank Corp.	360	71,143
Regions Financial Corp.	2,038	53,742
		228,333
Biotechnology — 1.7%
Alnylam Pharmaceuticals, Inc. *	132	60,192
Natera, Inc. *	316	50,866
Viking Therapeutics, Inc. * (a)	170	4,468
		115,526
Building Products — 1.5%
AAON, Inc. (a)	228	21,304
Carlisle Cos., Inc.	89	29,277
Fortune Brands Innovations, Inc.	622	33,209
Masco Corp.	317	22,314
		106,104
Capital Markets — 5.8%
Ares Management Corp.	281	44,929
Coinbase Global, Inc., Class A *	54	18,224
LPL Financial Holdings, Inc.	74	24,619
MSCI, Inc.	82	46,528
Northern Trust Corp.	415	55,859
Raymond James Financial, Inc.	495	85,437
Robinhood Markets, Inc., Class A *	258	36,940
State Street Corp.	646	74,943
Tradeweb Markets, Inc., Class A	138	15,315
		402,794
Chemicals — 1.5%
Axalta Coating Systems Ltd. *	1,167	33,400
Chemours Co. (The)	1,553	24,599
Dow, Inc.	412	9,447
Element Solutions, Inc.	1,048	26,378
LyondellBasell Industries NV, Class A	238	11,672
		105,496

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Commercial Services & Supplies — 0.5%
Veralto Corp.	356	37,953
Communications Equipment — 0.2%
Ciena Corp. *	93	13,547
Construction & Engineering — 1.1%
Quanta Services, Inc.	192	79,569
Construction Materials — 1.4%
Eagle Materials, Inc.	150	34,956
Martin Marietta Materials, Inc.	101	63,658
		98,614
Consumer Finance — 0.9%
Ally Financial, Inc.	469	18,385
Capital One Financial Corp.	225	47,830
		66,215
Consumer Staples Distribution & Retail — 2.6%
BJ's Wholesale Club Holdings, Inc. *	521	48,583
Maplebear, Inc. *	446	16,395
Performance Food Group Co. *	676	70,331
US Foods Holding Corp. *	564	43,214
		178,523
Containers & Packaging — 1.6%
AptarGroup, Inc.	238	31,811
Ball Corp.	517	26,067
Packaging Corp. of America	236	51,432
		109,310
Distributors — 0.8%
Genuine Parts Co.	113	15,662
LKQ Corp.	862	26,325
Pool Corp.	42	13,023
		55,010
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc. *	127	13,788
Electric Utilities — 2.1%
Entergy Corp.	656	61,133
Xcel Energy, Inc.	1,074	86,618
		147,751
Electrical Equipment — 2.1%
Acuity, Inc.	108	37,194
AMETEK, Inc.	295	55,460
Hubbell, Inc.	88	37,868
Vertiv Holdings Co., Class A	127	19,159
		149,681
Electronic Equipment, Instruments & Components — 2.2%
Corning, Inc.	192	15,750

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
TD SYNNEX Corp.	343	56,166
Teledyne Technologies, Inc. *	76	44,539
Zebra Technologies Corp., Class A *	125	37,145
		153,600
Energy Equipment & Services — 1.1%
TechnipFMC plc (United Kingdom)	1,949	76,888
Entertainment — 1.7%
ROBLOX Corp., Class A *	187	25,903
Take-Two Interactive Software, Inc. *	184	47,538
Warner Bros Discovery, Inc. *	2,307	45,056
		118,497
Financial Services — 2.0%
Affirm Holdings, Inc. *	175	12,789
Block, Inc. *	173	12,502
Corpay, Inc. *	80	23,045
Fidelity National Information Services, Inc.	938	61,852
MGIC Investment Corp.	987	28,001
		138,189
Food Products — 1.8%
General Mills, Inc.	673	33,933
Hershey Co. (The)	205	38,345
Post Holdings, Inc. *	286	30,739
Tyson Foods, Inc., Class A	403	21,883
		124,900
Ground Transportation — 1.0%
JB Hunt Transport Services, Inc.	295	39,580
Saia, Inc. *	104	31,134
		70,714
Health Care Equipment & Supplies — 1.1%
Dexcom, Inc. *	177	11,910
Envista Holdings Corp. *	814	16,581
GE HealthCare Technologies, Inc.	467	35,072
QuidelOrtho Corp. *	457	13,459
		77,022
Health Care Providers & Services — 3.2%
Cardinal Health, Inc.	438	68,749
Encompass Health Corp.	415	52,713
Humana, Inc.	166	43,188
Quest Diagnostics, Inc.	316	60,223
		224,873
Health Care REITs — 0.7%
Ventas, Inc.	687	48,083
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A *	54	16,087

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	2,215	37,699
Hotels, Restaurants & Leisure — 4.5%
Darden Restaurants, Inc.	286	54,443
Expedia Group, Inc.	223	47,666
Flutter Entertainment plc (United Kingdom) *	155	39,370
Hilton Worldwide Holdings, Inc.	270	70,049
Royal Caribbean Cruises Ltd.	152	49,184
Yum! Brands, Inc.	341	51,832
		312,544
Household Durables — 1.4%
Garmin Ltd.	226	55,646
Toll Brothers, Inc.	280	38,679
		94,325
Household Products — 0.3%
Church & Dwight Co., Inc.	207	18,139
Independent Power and Renewable Electricity Producers — 0.8%
Vistra Corp.	267	52,311
Industrial REITs — 0.7%
Americold Realty Trust, Inc.	716	8,764
EastGroup Properties, Inc.	218	36,899
		45,663
Insurance — 3.9%
Arch Capital Group Ltd.	727	65,961
Arthur J Gallagher & Co.	64	19,823
Hartford Insurance Group, Inc. (The)	568	75,765
Loews Corp.	648	65,053
Prudential Financial, Inc.	192	19,918
RLI Corp.	390	25,436
		271,956
Interactive Media & Services — 0.4%
IAC, Inc. *	283	9,642
Pinterest, Inc., Class A *	647	20,814
		30,456
IT Services — 2.2%
Cloudflare, Inc., Class A *	92	19,742
Cognizant Technology Solutions Corp., Class A	631	42,321
Gartner, Inc. *	84	22,081
GoDaddy, Inc., Class A *	181	24,766
MongoDB, Inc., Class A *	77	23,899
Twilio, Inc., Class A *	182	18,217
		151,026
Life Sciences Tools & Services — 1.8%
IQVIA Holdings, Inc. *	232	44,066

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — continued
Mettler-Toledo International, Inc. *	36	44,194
West Pharmaceutical Services, Inc.	131	34,365
		122,625
Machinery — 3.0%
AGCO Corp.	270	28,909
Dover Corp.	384	64,063
IDEX Corp.	210	34,180
Lincoln Electric Holdings, Inc.	81	19,102
Westinghouse Air Brake Technologies Corp.	318	63,749
		210,003
Media — 0.7%
Charter Communications, Inc., Class A *	115	31,637
Trade Desk, Inc. (The), Class A *	388	19,016
		50,653
Metals & Mining — 0.4%
Alcoa Corp.	814	26,773
Multi-Utilities — 3.6%
Ameren Corp.	572	59,705
CMS Energy Corp.	1,007	73,773
NiSource, Inc.	978	42,348
Public Service Enterprise Group, Inc.	246	20,531
WEC Energy Group, Inc.	458	52,482
		248,839
Oil, Gas & Consumable Fuels — 4.3%
Cheniere Energy, Inc.	241	56,630
Coterra Energy, Inc.	1,933	45,716
Diamondback Energy, Inc.	364	52,089
DT Midstream, Inc.	299	33,805
Marathon Petroleum Corp.	326	62,833
Williams Cos., Inc. (The)	741	46,942
		298,015
Passenger Airlines — 0.7%
Delta Air Lines, Inc.	900	51,075
Personal Care Products — 0.2%
Kenvue, Inc.	840	13,633
Pharmaceuticals — 0.6%
Jazz Pharmaceuticals plc *	331	43,626
Professional Services — 2.1%
Booz Allen Hamilton Holding Corp.	223	22,289
Leidos Holdings, Inc.	199	37,603
Paylocity Holding Corp. *	119	18,953
SS&C Technologies Holdings, Inc.	748	66,393
		145,238

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A *	408	64,285
Residential REITs — 1.7%
AvalonBay Communities, Inc.	245	47,327
Equity LifeStyle Properties, Inc.	713	43,279
Mid-America Apartment Communities, Inc.	221	30,880
		121,486
Retail REITs — 0.8%
Regency Centers Corp.	726	52,925
Semiconductors & Semiconductor Equipment — 2.2%
Entegris, Inc.	380	35,135
MACOM Technology Solutions Holdings, Inc. *	61	7,594
Microchip Technology, Inc.	504	32,367
ON Semiconductor Corp. *	635	31,312
Teradyne, Inc.	332	45,696
		152,104
Software — 2.7%
Confluent, Inc., Class A *	430	8,514
Datadog, Inc., Class A *	194	27,626
Fair Isaac Corp. *	7	10,476
HubSpot, Inc. *	80	37,424
Manhattan Associates, Inc. *	127	26,032
nCino, Inc. *	290	7,862
Nutanix, Inc., Class A *	454	33,773
Tyler Technologies, Inc. *	64	33,482
		185,189
Specialized REITs — 2.0%
CubeSmart	1,054	42,856
Digital Realty Trust, Inc.	118	20,400
SBA Communications Corp.	226	43,697
Weyerhaeuser Co.	1,297	32,152
		139,105
Specialty Retail — 3.4%
Bath & Body Works, Inc.	1,030	26,533
Best Buy Co., Inc.	523	39,549
Burlington Stores, Inc. *	184	46,828
Carvana Co. *	100	37,724
Ross Stores, Inc.	392	59,737
Tractor Supply Co.	432	24,568
		234,939
Technology Hardware, Storage & Peripherals — 1.6%
Hewlett Packard Enterprise Co.	2,095	51,453
Super Micro Computer, Inc. * (a)	101	4,842
Western Digital Corp.	447	53,667
		109,962

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.8%
Ralph Lauren Corp.	174	54,559
Trading Companies & Distributors — 1.0%
Core & Main, Inc., Class A *	632	34,021
WW Grainger, Inc.	40	38,118
		72,139
Total Common Stocks (Cost $6,117,919)		6,638,173
Short-Term Investments — 4.5%
Investment Companies — 4.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (b) (c) (Cost $287,322)	287,322	287,322
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (b) (c) (Cost $29,598)	29,598	29,598
Total Short-Term Investments (Cost $316,920)		316,920
Total Investments — 99.9% (Cost $6,434,839)		6,955,093
Other Assets in Excess of Liabilities — 0.1%		3,664
NET ASSETS — 100.0%		6,958,757

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2025. The total value of securities on loan at September 30, 2025 is $29,610.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2025.
Futures contracts outstanding as of September 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 Micro E-Mini Index	9	12/19/2025	USD	295,758	(2,030)

Abbreviations
USD	United States Dollar

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,955,093	$—	$—	$6,955,093
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(2,030)	$—	$—	$(2,030)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.20% (a) (b)	$—	$53,779	$24,181	$—	$—	$29,598	29,598	$165	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b)	288,084	99,316	100,078	—	—	287,322	287,322	3,270	—
Total	$288,084	$153,095	$124,259	$—	$—	$316,920		$3,435	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.